NOTE A—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Exchange rates	0.983		1.017	0.994
Average exchange rates	1.000	0.989	0.989	1.030